Strategic Investments - Equity Method Investments (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) T	Dec. 31, 2016 USD ($)
Equity Method Investments
Equity investment				$ 11,807
Equity method investments income			$ (1,752)	$ (548)
Sheet Feeder Equity Investments
Equity Method Investments
Expected vertical integration ramp up time			18 months
Sheet Feeder Equity Investments | Minimum
Equity Method Investments
Number of tons expected from vertical integration | T			60,000
Sheet Feeder Equity Investment Florida
Equity Method Investments
Ownership interest (as a percent)	49.00%
Sheet Feeder Equity Investment Florida | Other Assets
Equity Method Investments
Equity investment	$ 10,600
Sheet Feeder Equity Investment California
Equity Method Investments
Ownership interest (as a percent)		20.00%
Sheet Feeder Equity Investment California | Other Assets
Equity Method Investments
Equity investment		$ 1,250